UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Ultra Short Duration Income Fund
Class A [PSDTX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$42	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Ultra Short Duration Income Fund returned 5.12%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.12	3.10	2.35
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSA-0925

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSA-0925

Putnam Ultra Short Duration Income Fund
Class C [PSDLX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Ultra Short Duration Income Fund returned 4.70%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.70	2.72	2.03
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSC-0925

Putnam Ultra Short Duration Income Fund
Class N [PSDNX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$58	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class N shares of Putnam Ultra Short Duration Income Fund returned 4.96%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSN-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,850 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class N 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class N	4.96	2.94	2.21
Class N (with sales charge)	3.39	2.63	2.05
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class N shares on 11/1/2018. Returns for periods prior to 11/1/2018 reflect a restated figure based on the Fund’s Class A performance. The restated performance for Class N was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSN-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSN-0925

Putnam Ultra Short Duration Income Fund
Class R [PSDRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Ultra Short Duration Income Fund returned 4.60%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	4.60	2.70	1.95
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR-0925

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR-0925

Putnam Ultra Short Duration Income Fund
Class R6 [PSDQX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$30	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Ultra Short Duration Income Fund returned 5.15%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.15	3.22	2.47
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR6-0925

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR6-0925

Putnam Ultra Short Duration Income Fund
Class Y [PSDYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$32	0.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Ultra Short Duration Income Fund returned 5.22%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporates were additive over the period. Corporate credit spreads, as measured by the Bloomberg 1-3 Year U.S. Corporate Index, tightened 14 basis points (bps) over the period and ended at 47 bps.

↑	Term structure positioning was net positive, as short-term Treasury yields, measured by 1- to 3-year U.S. Treasuries, fell between 7-52 bps over the period.
↑	The Fund’s allocation to commercial paper contributed to returns as well. We keep a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
There were no significant detractors from performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.22	3.20	2.45
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$10,936,331,538
Total Number of Portfolio Holdings*	565
Total Management Fee Paid	$21,332,942
Portfolio Turnover Rate	61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSY-0925

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSY-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $283,500 in July 31, 2024 and $166,192 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $19,395 in July 31, 2024 and $32,326 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Ultra Short Duration
Income Fund
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 27
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 41
Tax Information 42
Changes In and Disagreements with Accountants 43
Results of Meeting(s) of Shareholders 43
Remuneration Paid to Directors, Officers and Others 43
Board Approval of Management and Subadvisory Agreements 43

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $10.04 $9.98 $10.08 $10.08
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.52 0.39 0.05 0.04
Net realized and unrealized gains (losses) ........... 0.03 0.07 0.06 (0.10) —
c
Total from investment operations .................... 0.51 0.59 0.45 (0.05) 0.04
Less distributions from:
Net investment income .......................... (0.49) (0.52) (0.39) (0.05) (0.04)
Net asset value, end of year ....................... $10.13 $10.11 $10.04 $9.98 $10.08
Total return
d
................................... 5.12% 6.05% 4.61% (0.49)% 0.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.48% 0.49% 0.46% 0.46%
Expenses net of waiver and payments by affiliates
e
...... 0.41% 0.42% 0.42% 0.40% 0.40%
Net investment income ........................... 4.78% 5.18% 3.80% 0.46% 0.37%
Supplemental data
Net assets, end of year (000’s) ..................... $3,329,237 $2,917,381 $3,042,385 $4,297,725 $6,611,459
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.48 0.35 0.02 —
c
Net realized and unrealized gains (losses) ........... 0.02 0.08 0.05 (0.10) —
c
Total from investment operations .................... 0.46 0.56 0.40 (0.08) —
c
Less distributions from:
Net investment income .......................... (0.44) (0.48) (0.35) (0.02) (—)
c
Net asset value, end of year ....................... $10.12 $10.10 $10.02 $9.97 $10.07
Total return
d
................................... 4.70% 5.73% 4.09% (0.78)% 0.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.88% 0.89% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
e
...... 0.82% 0.82% 0.82% 0.68% 0.75%
Net investment income ........................... 4.38% 4.78% 3.43% 0.20% 0.02%
Supplemental data
Net assets, end of year (000’s) ..................... $13,672 $11,476 $11,341 $15,421 $22,031
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class N
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.51 0.38 0.04 0.02
Net realized and unrealized gains (losses) ........... 0.02 0.08 0.05 (0.10) —
c
Total from investment operations .................... 0.49 0.59 0.43 (0.06) 0.02
Less distributions from:
Net investment income .......................... (0.47) (0.51) (0.38) (0.04) (0.02)
Net asset value, end of year ....................... $10.12 $10.10 $10.02 $9.97 $10.07
Total return
d
................................... 4.96% 5.99% 4.34% (0.64)% 0.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.63% 0.64% 0.61% 0.61%
Expenses net of waiver and payments by affiliates
e
...... 0.57% 0.57% 0.57% 0.55% 0.55%
Net investment income ........................... 4.63% 5.03% 3.84% 0.30% 0.22%
Supplemental data
Net assets, end of year (000’s) ..................... $8,264 $8,916 $10,828 $7,791 $14,369
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $10.02 $9.97 $10.07 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.48 0.35 0.02 —
c
Net realized and unrealized gains (losses) ........... 0.01 0.08 0.05 (0.10) —
c
Total from investment operations .................... 0.45 0.56 0.40 (0.08) —
c
Less distributions from:
Net investment income .......................... (0.44) (0.48) (0.35) (0.02) (—)
c
Net asset value, end of year ....................... $10.11 $10.10 $10.02 $9.97 $10.07
Total return .................................... 4.60% 5.73% 4.09% (0.78)% 0.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.88% 0.89% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.82% 0.82% 0.69% 0.75%
Net investment income ........................... 4.38% 4.77% 3.46% 0.24% 0.02%
Supplemental data
Net assets, end of year (000’s) ..................... $3,805 $3,381 $4,509 $5,240 $4,207
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.13 $10.05 $10.00 $10.10 $10.09
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.54 0.40 0.06 0.05
Net realized and unrealized gains (losses) ........... 0.01 0.08 0.05 (0.10) 0.01
Total from investment operations .................... 0.51 0.62 0.45 (0.04) 0.06
Less distributions from:
Net investment income .......................... (0.50) (0.54) (0.40) (0.06) (0.05)
Net asset value, end of year ....................... $10.14 $10.13 $10.05 $10.00 $10.10
Total return .................................... 5.15% 6.29% 4.64% (0.37)% 0.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.33% 0.35% 0.36% 0.35% 0.35%
Expenses net of waiver and payments by affiliates
c
...... 0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income ........................... 4.91% 5.31% 4.25% 0.69% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $1,028,506 $484,884 $513,428 $177,358 $121,669
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $10.05 $9.99 $10.09 $10.09
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.53 0.40 0.06 0.05
Net realized and unrealized gains (losses) ........... 0.03 0.07 0.06 (0.10) —
c
Total from investment operations .................... 0.52 0.60 0.46 (0.04) 0.05
Less distributions from:
Net investment income .......................... (0.50) (0.53) (0.40) (0.06) (0.05)
Net asset value, end of year ....................... $10.14 $10.12 $10.05 $9.99 $10.09
Total return .................................... 5.22% 6.15% 4.71% (0.39)% 0.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.37% 0.38% 0.39% 0.36% 0.36%
Expenses net of waiver and payments by affiliates
d
...... 0.31% 0.32% 0.32% 0.30% 0.30%
Net investment income ........................... 4.88% 5.27% 3.97% 0.60% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $6,552,848 $6,214,408 $7,097,143 $8,130,742 $8,944,133
Portfolio turnover rate ............................ 61% 59% 35% 48% 63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, July 31, 2025
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 78.4%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond , 2.25% , 6/15/26 ......................... United States 14,811,000 $ 14,506,390
Senior Note , 2.196% , 2/04/26 ........................ United States 36,777,000 36,293,552
Senior Note , 3.1% , 5/01/26 .......................... United States 21,900,000 21,639,056
Howmet Aerospace, Inc. , Senior Bond , 5.9% , 2/01/27 ........
United States 11,537,000 11,777,500
RTX Corp. , Senior Note , 5% , 2/27/26 ....................
United States 14,820,000 14,849,373
99,065,871
Automobiles 4.0%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 5.201% , ( SOFR Index + 0.8% ),
8/13/26 ......................................... Germany 14,079,000 14,116,930
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 22,670,000 22,751,158
b
Senior Note , 144A, FRN , 5.321% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 36,601,000 36,696,752
b
Senior Note , 144A, FRN , 5.3% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 36,265,000 36,378,953
a
Hyundai Capital America ,
Senior Note , 144A, 1.65% , 9/17/26 .................... United States 13,546,000 13,100,940
Senior Note , 144A, 5.3% , 3/19/27 ..................... United States 23,805,000 24,040,121
b
Senior Note , 144A, FRN , 5.422% , ( SOFR + 1.04% ), 3/19/27 . United States 30,094,000 30,168,298
b
Senior Note , 144A, FRN , 5.419% , ( SOFR + 1.04% ), 6/24/27 . United States 37,824,000 37,908,493
b
Senior Note , 144A, FRN , 5.409% , ( SOFR + 1.03% ), 9/24/27 . United States 23,376,000 23,412,460
a
Mercedes-Benz Finance North America LLC ,
Senior Note , 144A, 4.9% , 1/09/26 ..................... Germany 28,445,000 28,476,168
Senior Note , 144A, 4.8% , 11/13/26 .................... Germany 36,948,000 37,135,592
b
Senior Note , 144A, FRN , 5.156% , ( SOFR + 0.78% ), 4/01/27 . Germany 22,730,000 22,746,757
Senior Note , 144A, 4.75% , 8/01/27 .................... Germany 14,112,000 14,185,207
Senior Note , 144A, 4.75% , 3/31/28 .................... Germany 22,730,000 22,924,593
a
Volkswagen Group of America Finance LLC ,
b
Senior Note , 144A, FRN , 5.212% , ( SOFR + 0.83% ), 3/20/26 . Germany 47,860,000 47,906,244
Senior Note , 144A, 4.9% , 8/14/26 ..................... Germany 26,980,000 26,992,126
438,940,792
Banks 38.3%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note , 144A, 6.575% to 10/12/25, FRN
thereafter , 10/13/26 ................................ Netherlands 26,635,000 26,728,017
b
Senior Non-Preferred Note , 144A, FRN , 6.163% , ( SOFR Index
+ 1.78% ), 9/18/27 ................................. Netherlands 9,300,000 9,414,666
Senior Non-Preferred Note , 144A, 6.339% to 9/17/26, FRN
thereafter , 9/18/27 ................................. Netherlands 39,800,000 40,533,693
Senior Non-Preferred Note , 144A, 4.988% to 12/02/27, FRN
thereafter , 12/03/28 ................................ Netherlands 32,482,000 32,774,533
b
Senior Preferred Note , 144A, FRN , 5.123% , ( SOFR Index +
0.75% ), 7/07/28 .................................. Netherlands 22,340,000 22,398,825
a ,b
Australia & New Zealand Banking Group Ltd. ,
Senior Note , 144A, FRN , 5.048% , ( SOFR + 0.68% ), 7/16/27 . Australia 43,314,000 43,547,525
Senior Note , 144A, FRN , 5.026% , ( SOFR + 0.65% ), 9/30/27 . Australia 29,090,000 29,211,516
Senior Note , 144A, FRN , 5.003% , ( SOFR + 0.62% ), 6/18/28 . Australia 27,645,000 27,744,146
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note , 5.862% to 9/13/25, FRN thereafter ,
9/14/26 ......................................... Spain 57,052,000 57,119,860
Senior Non-Preferred Note , 6.138% to 9/13/27, FRN thereafter ,
9/14/28 ......................................... Spain 4,400,000 4,538,628
Senior Preferred Note , 1.125% , 9/18/25 ................ Spain 6,400,000 6,370,663

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA ,
Senior Non-Preferred Note , 5.552% to 3/13/27, FRN thereafter ,
3/14/28 ......................................... Spain 19,200,000 $ 19,481,058
Senior Preferred Note , 6.527% to 11/06/26, FRN thereafter ,
11/07/27 ........................................ Spain 24,000,000 24,546,023
b
Senior Preferred Note , FRN , 5.428% , ( SOFR + 1.12% ),
7/15/28 ......................................... Spain 27,800,000 28,046,141
Bank of America Corp. ,
Senior Note , 5.08% to 1/19/26, FRN thereafter , 1/20/27 ..... United States 46,963,000 47,105,998
b
Senior Note , FRN , 5.456% , ( SOFR + 1.05% ), 2/04/28 ...... United States 12,591,000 12,713,981
b
Senior Note , FRN , 5.153% , ( SOFR + 0.83% ), 1/24/29 ...... United States 45,633,000 45,715,460
b
Senior Note , FRN , 5.514% , ( SOFR + 1.11% ), 5/09/29 ...... United States 27,300,000 27,520,138
Bank of America NA , Senior Note , 5.526% , 8/18/26 ..........
United States 11,626,000 11,750,605
Bank of Ireland Group plc ,
a
Senior Note , 144A, 6.253% to 9/15/25, FRN thereafter , 9/16/26 Ireland 42,384,000 42,460,802
b
Bank of Montreal ,
Senior Note , FRN , 5.267% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 50,896,000 51,063,095
Senior Note , FRN , 5.222% , ( SOFR + 1.72% ), 1/27/29 ...... Canada 34,037,000 34,091,217
Bank of Nova Scotia (The) ,
Senior Note , 5.35% , 12/07/26 ........................ Canada 20,938,000 21,185,125
b
Senior Note , FRN , 5.17% , ( SOFR Index + 0.78% ), 6/04/27 .. Canada 37,930,000 38,100,979
b
Senior Note , FRN , 5.387% , ( SOFR + 1% ), 9/08/28 ........ Canada 37,442,000 37,716,996
b
Senior Note , FRN , 5.291% , ( SOFR + 0.89% ), 2/14/29 ...... Canada 27,545,000 27,595,563
Sub. Bond , 4.5% , 12/16/25 .......................... Canada 18,970,000 18,954,998
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note , 144A, 5.896% , 7/13/26 ........... France 23,865,000 24,205,762
Senior Preferred Note , 144A, 5.088% , 1/23/27 ........... France 6,705,000 6,764,030
b
Senior Preferred Note , 144A, FRN , 5.47% , ( SOFR Index +
1.07% ), 2/16/28 .................................. France 36,206,000 36,541,396
Senior Preferred Note , 144A, 4.591% , 10/16/28 ........... France 20,026,000 20,083,217
b
Senior Preferred Note , 144A, FRN , 5.358% , ( SOFR + 0.99% ),
10/16/28 ........................................ France 26,682,000 26,782,258
Barclays plc ,
Senior Bond , 4.375% , 1/12/26 ........................ United Kingdom 21,059,000 21,045,112
Senior Note , 5.304% to 8/08/25, FRN thereafter , 8/09/26 .... United Kingdom 33,724,000 33,723,998
Senior Note , 7.325% to 11/01/25, FRN thereafter , 11/02/26 .. United Kingdom 10,887,000 10,952,452
Senior Note , 5.829% to 5/08/26, FRN thereafter , 5/09/27 .... United Kingdom 33,960,000 34,238,608
Senior Note , 6.496% to 9/12/26, FRN thereafter , 9/13/27 .... United Kingdom 30,870,000 31,482,624
b
Senior Note , FRN , 5.876% , ( SOFR + 1.49% ), 3/12/28 ...... United Kingdom 7,995,000 8,063,079
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 21,762,000 21,274,360
b
Senior Non-Preferred Note , 144A, FRN , 5.834% , ( SOFR +
1.43% ), 5/09/29 .................................. France 44,985,000 45,510,155
Sub. Bond , 144A, 4.375% , 9/28/25 .................... France 3,332,000 3,328,987
a
BPCE SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 ........ France 7,876,000 7,695,309
Senior Non-Preferred Note , 144A, 1.652% to 10/05/25, FRN
thereafter , 10/06/26 ................................ France 18,286,000 18,176,061
Senior Non-Preferred Note , 144A, 5.975% to 1/17/26, FRN
thereafter , 1/18/27 ................................. France 37,357,000 37,561,585
b
Senior Non-Preferred Note , 144A, FRN , 6.345% , ( SOFR Index
+ 1.98% ), 10/19/27 ................................ France 11,255,000 11,435,613
Senior Non-Preferred Note , 144A, 6.612% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 28,110,000 28,716,917
b
Senior Preferred Note , 144A, FRN , 5.259% , ( SOFR + 0.96% ),
9/25/25 ......................................... France 23,930,000 23,958,044

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 6.684% to 9/12/26, FRN
thereafter , 9/13/27 ................................. Spain 59,280,000 $ 60,512,464
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 25,375,000 25,341,954
Canadian Imperial Bank of Commerce ,
Senior Note , 5.926% , 10/02/26 ....................... Canada 31,583,000 32,115,913
b
Senior Note , FRN , 5.316% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 32,980,000 33,238,377
b
Senior Note , FRN , 5.316% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 37,442,000 37,629,487
b
Senior Note , FRN , 5.406% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 36,270,000 36,452,091
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 23,419,000 23,519,629
Citigroup, Inc. ,
Senior Note , 5.61% to 9/28/25, FRN thereafter , 9/29/26 ..... United States 43,688,000 43,742,358
b
Senior Note , FRN , 5.154% , ( SOFR + 0.77% ), 6/09/27 ...... United States 26,360,000 26,394,431
b
Senior Note , FRN , 5.548% , ( SOFR + 1.143% ), 5/07/28 ..... United States 22,825,000 22,995,277
b
Senior Note , FRN , 5.219% , ( SOFR + 0.87% ), 3/04/29 ...... United States 36,740,000 36,822,699
a
Commonwealth Bank of Australia ,
b
Senior Note , 144A, FRN , 4.854% , ( SOFR + 0.46% ), 11/27/26 Australia 36,945,000 37,026,877
b
Senior Note , 144A, FRN , 5.024% , ( SOFR + 0.64% ), 3/14/28 . Australia 22,760,000 22,876,158
Sub. Bond , 144A, 4.5% , 12/09/25 ..................... Australia 23,159,000 23,130,111
Cooperatieve Rabobank UA ,
Senior Bond , 4.375% , 8/04/25 ........................ Netherlands 35,025,000 35,024,020
a
Senior Non-Preferred Note , 144A, 3.649% to 4/05/27, FRN
thereafter , 4/06/28 ................................. Netherlands 21,167,000 20,862,574
Senior Preferred Note , 4.85% , 1/09/26 ................. Netherlands 23,840,000 23,871,225
b
Senior Preferred Note , FRN , 5.014% , ( SOFR Index + 0.62% ),
8/28/26 ......................................... Netherlands 18,730,000 18,802,186
b
Senior Preferred Note , FRN , 4.984% , ( SOFR + 0.59% ),
5/27/27 ......................................... Netherlands 18,025,000 18,074,053
Senior Preferred Note , 4.883% , 1/21/28 ................ Netherlands 18,165,000 18,465,899
a
Credit Agricole SA ,
Senior Non-Preferred Note , 144A, 4.631% to 9/10/27, FRN
thereafter , 9/11/28 ................................. France 37,393,000 37,383,379
b
Senior Non-Preferred Note , 144A, FRN , 5.596% , ( SOFR +
1.21% ), 9/11/28 ................................... France 17,672,000 17,801,384
Senior Preferred Note , 144A, 5.589% , 7/05/26 ........... France 33,415,000 33,781,956
Senior Preferred Note , 144A, 5.134% , 3/11/27 ............ France 33,674,000 34,081,711
b
Senior Preferred Note , 144A, FRN , 5.256% , ( SOFR + 0.87% ),
3/11/27 ......................................... France 2,750,000 2,758,185
a
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 1.621% to 9/10/25, FRN
thereafter , 9/11/26 ................................. Denmark 10,890,000 10,851,184
Senior Preferred Note , 144A, 6.259% to 9/21/25, FRN
thereafter , 9/22/26 ................................. Denmark 1,950,000 1,953,497
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 21,256,000 21,554,056
a
DNB Bank ASA , Senior Non-Preferred Note , 144A, 5.896% to
10/08/25, FRN thereafter , 10/09/26 ..................... Norway 40,213,000 40,307,634
Fifth Third Bank NA ,
Senior Note , 4.967% to 1/27/27, FRN thereafter , 1/28/28 .... United States 11,945,000 12,020,659
b
Senior Note , FRN , 5.172% , ( SOFR + 0.81% ), 1/28/28 ...... United States 20,900,000 20,912,791
Huntington National Bank (The) ,
Senior Note , 4.871% to 4/11/27, FRN thereafter , 4/12/28 .... United States 11,275,000 11,336,543
b
Senior Note , FRN , 5.089% , ( SOFR + 0.72% ), 4/12/28 ...... United States 45,485,000 45,490,180

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
ING Groep NV ,
Senior Bond , 3.95% , 3/29/27 ......................... Netherlands 5,000,000 $ 4,961,263
b
Senior Note , FRN , 5.326% , ( SOFR Index + 2.02% ), 4/01/27 . Netherlands 10,454,000 10,488,263
b
Senior Note , FRN , 5.946% , ( SOFR Index + 1.56% ), 9/11/27 . Netherlands 41,064,000 41,477,010
Senior Note , 6.083% to 9/10/26, FRN thereafter , 9/11/27 .... Netherlands 20,309,000 20,623,884
Senior Note , 4.858% to 3/24/28, FRN thereafter , 3/25/29 .... Netherlands 10,000,000 10,090,417
b
Senior Note , FRN , 5.389% , ( SOFR Index + 2.02% ), 3/25/29 . Netherlands 42,405,000 42,609,822
a
Senior Note , 144A, 4.625% , 1/06/26 ................... Netherlands 8,295,000 8,295,694
a
Intesa Sanpaolo SpA , Senior Preferred Note , 144A, 7% , 11/21/25 Italy 10,589,000 10,655,210
JPMorgan Chase & Co. ,
b
Senior Note , FRN , 5.285% , ( SOFR + 0.92% ), 4/22/28 ...... United States 19,779,000 19,876,124
Senior Note , 5.571% to 4/21/27, FRN thereafter , 4/22/28 .... United States 26,807,000 27,287,975
Senior Note , 4.505% to 10/21/27, FRN thereafter , 10/22/28 .. United States 35,384,000 35,430,862
b
Senior Note , FRN , 5.225% , ( SOFR + 0.86% ), 10/22/28 ..... United States 25,379,000 25,501,792
b
Senior Note , FRN , 5.164% , ( SOFR + 0.8% ), 1/24/29 ....... United States 38,641,000 38,720,005
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 24,467,000 24,461,400
Lloyds Banking Group plc ,
Senior Note , 4.716% to 8/10/25, FRN thereafter , 8/11/26 .... United Kingdom 3,299,000 3,298,488
b
Senior Note , FRN , 5.904% , ( SOFR Index + 1.56% ), 8/07/27 . United Kingdom 17,173,000 17,336,729
Senior Note , 5.985% to 8/06/26, FRN thereafter , 8/07/27 .... United Kingdom 22,697,000 22,991,626
Senior Note , 5.462% to 1/04/27, FRN thereafter , 1/05/28 .... United Kingdom 23,608,000 23,872,686
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 15,994,000 16,171,263
Senior Note , 4.818% to 6/12/28, FRN thereafter , 6/13/29 .... United Kingdom 13,085,000 13,164,212
b
Senior Note , FRN , 5.385% , ( SOFR Index + 1.06% ), 6/13/29 . United Kingdom 18,045,000 18,110,558
Sub. Note , 4.582% , 12/10/25 ......................... United Kingdom 17,515,000 17,506,389
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note , 5.017% to 7/19/27, FRN thereafter , 7/20/28 .... Japan 23,170,000 23,394,672
a
Mizuho Financial Group, Inc. , Sub. Bond , 144A, 4.353% ,
10/20/25 ........................................ Japan 21,296,000 21,264,682
b
Morgan Stanley Bank NA ,
Senior Note , FRN , 5.268% , ( SOFR + 0.94% ), 7/14/28 ...... United States 37,728,000 37,957,581
Senior Note , FRN , 5.269% , ( SOFR + 0.9% ), 1/12/29 ....... United States 13,738,000 13,782,440
a ,b
National Australia Bank Ltd. ,
Senior Note , 144A, FRN , 5.006% , ( SOFR + 0.62% ), 6/11/27 . Australia 18,673,000 18,737,496
Senior Note , 144A, FRN , 4.962% , ( SOFR + 0.6% ), 10/26/27 . Australia 22,921,000 22,992,141
Senior Note , 144A, FRN , 5.035% , ( SOFR + 0.65% ), 6/13/28 . Australia 27,030,000 27,136,022
National Bank of Canada ,
Senior Note , 4.702% to 3/04/26, FRN thereafter , 3/05/27 .... Canada 27,300,000 27,269,468
b
Senior Note , FRN , 5.405% , ( SOFR Index + 1.03% ), 7/02/27 . Canada 18,800,000 18,876,082
Senior Note , 5.6% to 7/01/26, FRN thereafter , 7/02/27 ...... Canada 29,674,000 29,927,015
NatWest Group plc ,
Senior Note , 7.472% to 11/09/25, FRN thereafter , 11/10/26 .. United Kingdom 34,675,000 34,923,546
Senior Note , 5.847% to 3/01/26, FRN thereafter , 3/02/27 .... United Kingdom 29,808,000 30,007,395
b
Senior Note , FRN , 5.56% , ( SOFR + 1.25% ), 3/01/28 ....... United Kingdom 44,560,000 44,853,479
Senior Note , 5.583% to 2/28/27, FRN thereafter , 3/01/28 .... United Kingdom 9,420,000 9,565,451
b
Senior Note , FRN , 5.496% , ( SOFR + 1.1% ), 5/23/29 ....... United Kingdom 13,505,000 13,546,159
a ,b
Nordea Bank Abp ,
Senior Preferred Note , 144A, FRN , 5.122% , ( SOFR + 0.74% ),
3/19/27 ......................................... Finland 14,242,000 14,316,383
Senior Preferred Note , 144A, FRN , 5.083% , ( SOFR + 0.7% ),
3/17/28 ......................................... Finland 22,760,000 22,842,142
PNC Bank NA ,
Senior Note , 4.775% to 1/14/26, FRN thereafter , 1/15/27 .... United States 18,040,000 18,049,031
b
Senior Note , FRN , 4.868% , ( SOFR + 0.5% ), 1/15/27 ....... United States 18,472,000 18,489,087
Senior Note , 4.429% to 7/20/27, FRN thereafter , 7/21/28 .... United States 11,865,000 11,866,527

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Bank NA, (continued)
b
Senior Note , FRN , 5.095% , ( SOFR + 0.73% ), 7/21/28 ...... United States 8,675,000 $ 8,700,456
PNC Financial Services Group, Inc. (The) , Senior Note , 4.758%
to 1/25/26, FRN thereafter , 1/26/27 ..................... United States 42,398,000 42,406,982
b
Royal Bank of Canada ,
Senior Note , FRN , 5.445% , ( SOFR Index + 2.16% ), 7/20/26 . Canada 30,230,000 30,459,596
Senior Note , FRN , 5.154% , ( SOFR Index + 0.79% ), 7/23/27 . Canada 42,037,000 42,164,102
Senior Note , FRN , 5.087% , ( SOFR Index + 1.44% ), 10/18/27 Canada 26,740,000 26,825,742
Senior Note , FRN , 5.194% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 36,742,000 36,812,629
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 26,104,000 26,257,494
a
Skandinaviska Enskilda Banken AB ,
Senior Preferred Note , 144A, 5.125% , 3/05/27 ........... Sweden 23,865,000 24,166,906
b
Senior Preferred Note , 144A, FRN , 5.279% , ( SOFR + 0.89% ),
3/05/27 ......................................... Sweden 4,860,000 4,893,493
b
Senior Preferred Note , 144A, FRN , 5.141% , ( SOFR + 0.75% ),
6/02/28 ......................................... Sweden 36,045,000 36,279,775
a
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 4% , 1/12/27 ........... France 9,625,000 9,539,585
Senior Non-Preferred Note , 144A, 6.447% to 1/11/26, FRN
thereafter , 1/12/27 ................................. France 5,545,000 5,582,526
Senior Non-Preferred Note , 144A, 5.25% , 2/19/27 ......... France 46,570,000 46,942,773
b
Senior Non-Preferred Note , 144A, FRN , 5.498% , ( SOFR +
1.1% ), 2/19/27 ................................... France 21,460,000 21,504,514
Sumitomo Mitsui Financial Group, Inc. , Senior Note , 5.52% ,
1/13/28 ......................................... Japan 32,249,000 33,158,595
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note , 144A, 5.65% , 9/14/26 .................... Japan 9,670,000 9,791,469
Senior Note , 144A, 5.2% , 3/07/27 ..................... Japan 9,625,000 9,744,342
b
Senior Note , 144A, FRN , 5.306% , ( SOFR + 0.98% ), 9/10/27 . Japan 20,215,000 20,425,742
a ,b
Svenska Handelsbanken AB ,
Senior Preferred Note , 144A, FRN , 5.054% , ( SOFR + 1.32% ),
5/28/27 ......................................... Sweden 23,375,000 23,454,607
Senior Preferred Note , 144A, FRN , 5.136% , ( SOFR + 0.74% ),
5/23/28 ......................................... Sweden 31,545,000 31,758,286
a
Swedbank AB ,
Senior Non-Preferred Note , 144A, 6.136% , 9/12/26 ........ Sweden 26,255,000 26,723,522
Senior Non-Preferred Note , 144A, 5.337% , 9/20/27 ........ Sweden 7,285,000 7,407,143
Toronto-Dominion Bank (The) ,
b
Senior Note , FRN , 4.832% , ( SOFR + 0.48% ), 8/29/25 ...... Canada 37,315,000 37,327,070
Senior Note , 5.103% , 1/09/26 ........................ Canada 13,990,000 14,023,219
Senior Note , 5.532% , 7/17/26 ........................ Canada 19,115,000 19,311,662
Senior Note , 5.264% , 12/11/26 ....................... Canada 5,030,000 5,087,141
b
Senior Note , FRN , 5.003% , ( SOFR + 0.62% ), 12/17/26 ..... Canada 32,380,000 32,492,763
b
Senior Note , FRN , 5.18% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 32,060,000 32,164,300
Truist Bank ,
Senior Note , 4.671% to 5/19/26, FRN thereafter , 5/20/27 .... United States 45,095,000 45,098,238
Senior Note , 4.42% to 7/23/27, FRN thereafter , 7/24/28 ..... United States 18,144,000 18,120,698
b
Senior Note , FRN , 5.134% , ( SOFR + 0.77% ), 7/24/28 ...... United States 31,090,000 31,155,782
Truist Financial Corp. ,
Senior Note , 5.9% to 10/27/25, FRN thereafter , 10/28/26 .... United States 34,715,000 34,807,348
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 11,167,000 11,284,816
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 ........................................ United States 25,065,000 25,119,968
US Bank NA ,
Senior Note , 4.507% to 10/21/26, FRN thereafter , 10/22/27 .. United States 47,828,000 47,818,770

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
US Bank NA, (continued)
Senior Note , 4.73% to 5/14/27, FRN thereafter , 5/15/28 ..... United States 17,950,000 $ 18,032,100
b
Senior Note , FRN , 5.31% , ( SOFR + 0.91% ), 5/15/28 ....... United States 22,440,000 22,565,664
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 4,780,000 4,778,971
Senior Note , 3.196% to 6/16/26, FRN thereafter , 6/17/27 .... United States 12,349,000 12,203,601
b
Senior Note , FRN , 5.144% , ( SOFR + 0.78% ), 1/24/28 ...... United States 39,394,000 39,466,049
b
Senior Note , FRN , 5.435% , ( SOFR + 1.07% ), 4/22/28 ...... United States 23,788,000 23,950,888
Senior Note , 5.707% to 4/21/27, FRN thereafter , 4/22/28 .... United States 17,462,000 17,807,020
b
Senior Note , FRN , 5.734% , ( SOFR + 1.37% ), 4/23/29 ...... United States 40,635,000 41,226,499
b
Westpac Banking Corp. ,
Senior Note , FRN , 5.118% , ( SOFR + 0.72% ), 11/17/25 ..... Australia 38,333,000 38,392,985
Senior Note , FRN , 4.825% , ( SOFR + 0.92% ), 10/20/26 ..... Australia 46,301,000 46,375,592
4,183,440,654
Building Products 0.1%
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 11,423,000 11,622,147
Capital Markets 7.6%
Bank of New York Mellon (The) , Senior Note , 4.587% to 4/19/26,
FRN thereafter , 4/20/27 ............................. United States 13,430,000 13,448,293
Bank of New York Mellon Corp. (The) ,
Senior Note , 4.441% to 6/08/27, FRN thereafter , 6/09/28 .... United States 13,485,000 13,515,567
b
Senior Note , FRN , 5.067% , ( SOFR Index + 0.68% ), 6/09/28 . United States 22,475,000 22,586,135
b
Senior Note , FRN , 5.195% , ( SOFR Index + 0.83% ), 7/21/28 . United States 9,714,000 9,746,172
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 44,308,000 43,934,631
Senior Non-Preferred Note , 7.146% to 7/12/26, FRN thereafter ,
7/13/27 ......................................... Germany 19,870,000 20,313,911
Senior Non-Preferred Note , 2.552% to 1/06/27, FRN thereafter ,
1/07/28 ......................................... Germany 22,200,000 21,539,748
b
Goldman Sachs Bank USA ,
Senior Note , FRN , 5.153% , ( SOFR + 0.77% ), 3/18/27 ...... United States 13,087,000 13,116,429
Senior Note , FRN , 5.147% , ( SOFR + 0.75% ), 5/21/27 ...... United States 50,512,000 50,653,372
Goldman Sachs Group, Inc. (The) ,
b
Senior Bond , FRN , 6.325% , ( 3-month SOFR + 2.012% ),
10/28/27 ........................................ United States 1,029,000 1,047,845
b
Senior Note , FRN , 5.467% , ( SOFR + 1.065% ), 8/10/26 ..... United States 18,810,000 18,824,903
Senior Note , 5.798% to 8/09/25, FRN thereafter , 8/10/26 .... United States 32,044,000 32,050,458
b
Senior Note , FRN , 5.654% , ( SOFR + 1.29% ), 4/23/28 ...... United States 22,575,000 22,780,100
Jefferies Financial Group, Inc. ,
Senior Note , 5% , 2/10/26 ........................... United States 51,200,000 51,180,523
Senior Note , 5.03% , 3/16/26 ......................... United States 46,461,000 46,503,316
a
Macquarie Bank Ltd. ,
Senior Note , 144A, 5.391% , 12/07/26 .................. Australia 14,358,000 14,574,761
b
Senior Note , 144A, FRN , 5.126% , ( SOFR + 0.74% ), 6/12/28 . Australia 36,035,000 36,146,508
a
Macquarie Group Ltd. , Senior Note , 144A, 5.108% to 8/08/25,
FRN thereafter , 8/09/26 ............................. Australia 20,967,000 20,970,203
b
Mizuho Markets Cayman LP ,
Senior Note , FRN , 4.854% , ( SOFR + 0.5% ), 9/23/25 ....... Japan 28,183,000 28,191,842
a
Senior Note , 144A, FRN , 4.973% , ( SOFR + 0.6% ), 10/06/25 . Japan 28,075,000 28,092,618
a
Senior Note , 144A, FRN , 4.835% , ( SOFR + 0.5% ), 5/01/26 .. Japan 27,200,000 27,221,995
Morgan Stanley ,
Senior Bond , 3.125% , 7/27/26 ........................ United States 9,596,000 9,477,682
Senior Note , 6.138% to 10/15/25, FRN thereafter , 10/16/26 .. United States 11,580,000 11,610,847

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note , 5.05% to 1/27/26, FRN thereafter , 1/28/27 ..... United States 23,669,000 $ 23,714,074
b
Senior Note , FRN , 5.389% , ( SOFR + 1.02% ), 4/13/28 ...... United States 19,140,000 19,244,598
b
Senior Note , FRN , 5.708% , ( SOFR + 1.38% ), 4/12/29 ...... United States 36,625,000 37,161,221
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.854% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,815,694
b
State Street Corp. ,
Senior Note , FRN , 5.21% , ( SOFR + 0.845% ), 8/03/26 ...... United States 19,120,000 19,207,173
Senior Note , FRN , 5.005% , ( SOFR + 0.64% ), 10/22/27 ..... United States 15,722,000 15,751,788
Senior Note , FRN , 5.314% , ( SOFR + 0.95% ), 4/24/28 ...... United States 13,530,000 13,600,688
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,347,439
a
UBS Group AG ,
Senior Bond , 144A, 4.282% , 1/09/28 ................... Switzerland 55,035,000 54,740,239
Senior Bond , 144A, 3.869% to 1/11/28, FRN thereafter , 1/12/29 Switzerland 27,853,000 27,410,152
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 9,833,000 9,671,817
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 8,865,000 9,075,501
Senior Note , 144A, 6.442% to 8/10/27, FRN thereafter , 8/11/28 Switzerland 23,842,000 24,678,973
842,947,216
Chemicals 0.1%
Sherwin-Williams Co. (The) , Senior Note , 4.25% , 8/08/25 .....
United States 14,027,000 14,025,647
Consumer Finance 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 1.75% , 1/30/26 ......................... Ireland 31,986,000 31,556,338
Senior Note , 2.45% , 10/29/26 ........................ Ireland 28,966,000 28,204,636
Senior Note , 4.875% , 4/01/28 ........................ Ireland 10,296,000 10,376,827
Senior Note , 3% , 10/29/28 .......................... Ireland 23,283,000 22,164,843
American Express Co. ,
Senior Note , 4.9% , 2/13/26 .......................... United States 6,644,000 6,653,047
b
Senior Note , FRN , 5.161% , ( SOFR + 0.76% ), 2/13/26 ...... United States 4,585,000 4,593,943
b
Senior Note , FRN , 5.711% , ( SOFR Index + 1.35% ), 10/30/26 United States 37,737,000 37,884,780
Senior Note , 6.338% to 10/29/25, FRN thereafter , 10/30/26 .. United States 2,254,000 2,262,994
b
Senior Note , FRN , 5.332% , ( SOFR Index + 0.97% ), 7/28/27 . United States 15,063,000 15,125,209
b
Senior Note , FRN , 5.4% , ( SOFR Index + 1% ), 2/16/28 ...... United States 28,255,000 28,428,889
b
Senior Note , FRN , 5.292% , ( SOFR + 0.93% ), 7/26/28 ...... United States 15,490,000 15,601,777
b
Senior Note , FRN , 5.623% , ( SOFR + 1.26% ), 4/25/29 ...... United States 36,000,000 36,539,966
b
American Honda Finance Corp. ,
Senior Note , FRN , 5.006% , ( SOFR + 0.62% ), 12/11/26 ..... United States 18,335,000 18,361,451
Senior Note , FRN , 5.085% , ( SOFR + 0.72% ), 10/22/27 ..... United States 23,250,000 23,219,447
Senior Note , FRN , 5.21% , ( SOFR + 0.82% ), 3/03/28 ....... United States 36,305,000 36,380,309
A , Senior Note , FRN , 5.048% , ( SOFR + 0.65% ), 5/20/26 .... United States 31,945,000 32,017,917
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 17,225,000 17,055,829
Senior Note , 7.149% to 10/28/26, FRN thereafter , 10/29/27 .. United States 14,427,000 14,862,262
Sub. Bond , 4.2% , 10/29/25 .......................... United States 40,738,000 40,664,812
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 5.058% , ( SOFR + 0.69% ), 10/16/26 ..... United States 14,073,000 14,149,518
Senior Note , FRN , 4.96% , ( SOFR + 0.56% ), 11/15/27 ...... United States 36,989,000 37,027,425
General Motors Financial Co., Inc. ,
Senior Note , 5.4% , 4/06/26 .......................... United States 21,955,000 22,060,278
Senior Note , 1.5% , 6/10/26 .......................... United States 9,301,000 9,056,949
b
Senior Note , FRN , 5.418% , ( SOFR Index + 1.05% ), 7/15/27 . United States 20,095,000 20,062,920

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
John Deere Capital Corp. ,
Senior Note , FRN , 4.926% , ( SOFR + 0.6% ), 6/11/27 ....... United States 41,230,000 $ 41,404,533
Senior Note , FRN , 4.889% , ( SOFR + 0.5% ), 3/06/28 ....... United States 36,395,000 36,489,255
b
Toyota Motor Credit Corp. ,
Senior Note , FRN , 4.821% , ( SOFR Index + 0.45% ), 4/10/26 . United States 16,141,000 16,158,645
Senior Note , FRN , 5.175% , ( SOFR + 0.77% ), 8/07/26 ...... United States 9,386,000 9,431,523
627,796,322
Consumer Staples Distribution & Retail 0.5%
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 18,850,000 18,910,140
b
Walmart, Inc. , Senior Note , FRN , 4.792% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 31,670,000 31,807,017
50,717,157
Diversified REITs 0.2%
Simon Property Group LP , Senior Bond , 3.5% , 9/01/25 .......
United States 18,785,000 18,766,805
Electric Utilities 1.7%
American Electric Power Co., Inc. ,
Junior Sub. Note , 5.699% , 8/15/25 .................... United States 17,646,000 17,648,958
N , Senior Note , 1% , 11/01/25 ........................ United States 2,354,000 2,332,466
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 24,001,884
Eversource Energy , Senior Note , 4.75% , 5/15/26 ............
United States 18,135,000 18,141,709
b
Georgia Power Co. , Senior Note , FRN , 4.664% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 13,615,000 13,615,863
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 7,304,000 7,193,232
Senior Note , 5.749% , 9/01/25 ........................ United States 45,760,000 45,789,313
Senior Note , 4.685% , 9/01/27 ........................ United States 6,105,000 6,136,734
Senior Note , 4.85% , 2/04/28 ......................... United States 6,350,000 6,418,640
b
Senior Note , FRN , 5.206% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 18,145,000 18,301,765
b
Pacific Gas and Electric Co. , Senior Note , FRN , 5.34% , ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 18,720,000 18,723,842
178,304,406
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. , Senior Note , 4.375% , 6/12/28 .............
United States 31,515,000 31,597,606
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 5,155,000 5,169,182
Senior Bond , 5.875% , 11/15/28 ....................... United States 14,540,000 15,252,297
20,421,479
Financial Services 1.0%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 36,575,000 37,365,398
b
Senior Non-Preferred Note , 144A, FRN , 5.69% , ( SOFR +
2.58% ), 2/16/28 .................................. United Kingdom 29,615,000 29,861,061
Senior Non-Preferred Note , 144A, 4.649% to 7/13/28, FRN
thereafter , 7/14/29 ................................. United Kingdom 5,678,000 5,681,002
b
Senior Non-Preferred Note , 144A, FRN , 5.439% , ( SOFR +
1.07% ), 7/14/29 .................................. United Kingdom 17,830,000 17,872,087

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
PayPal Holdings, Inc. , Senior Note , FRN , 5.059% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 $ 22,796,426
113,575,974
Food Products 1.2%
Campbell's Co. (The) , Senior Note , 5.3% , 3/20/26 ...........
United States 19,444,000 19,525,273
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 5.012% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,839,384
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 31,313,000 31,367,402
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 39,570,000 39,450,059
122,182,118
Ground Transportation 0.0%
†
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 1.2% , 11/15/25 ............................... United States 1,856,000 1,836,987
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25
United States 36,375,000 36,440,810
Health Care Providers & Services 0.3%
CVS Health Corp. , Senior Note , 5% , 2/20/26 ...............
United States 8,433,602 8,441,572
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.868% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 18,789,000 18,834,550
27,276,122
Hotels, Restaurants & Leisure 1.0%
Hyatt Hotels Corp. ,
Senior Bond , 4.85% , 3/15/26 ......................... United States 31,438,000 31,448,091
Senior Note , 5.75% , 1/30/27 ......................... United States 21,626,000 21,988,997
Marriott International, Inc. , R , Senior Bond , 3.125% , 6/15/26 ...
United States 15,266,000 15,086,458
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 United States 20,568,000 20,649,552
Starbucks Corp. , Senior Note , 4.75% , 2/15/26 ..............
United States 20,161,000 20,163,711
109,336,809
Household Durables 0.2%
Lennar Corp. , Senior Note , 5.25% , 6/01/26 ................
United States 21,737,000 21,748,854
Industrial Conglomerates 0.1%
a ,b
Siemens Funding BV , Senior Note , 144A, FRN , 5.034% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 13,320,000 13,357,163
Insurance 5.8%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 32,895,000 33,235,584
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 24,256,000 24,349,532
a
Athene Global Funding ,
Secured Note , 144A, 4.95% , 1/07/27 ................... United States 35,576,000 35,752,120
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 25,807,000 26,158,538
b
Secured Note , 144A, FRN , 5.339% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 36,191,000 36,373,372
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 28,083,000 28,188,377
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 13,470,000 13,497,867
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 7,908,000 7,957,830
a
Corebridge Global Funding ,
Secured Note , 144A, 5.35% , 6/24/26 ................... United States 23,645,000 23,818,297
b
Senior Secured Note , 144A, FRN , 5.679% , ( SOFR + 1.3% ),
9/25/26 ......................................... United States 42,912,000 43,214,562

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.104% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 13,905,000 $ 13,979,046
a ,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
5.112% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,794,508
a
Met Tower Global Funding , Senior Secured Note , 144A, 4% ,
10/01/27 ........................................ United States 9,469,000 9,394,646
a
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5% , 1/06/26 ..................... United States 32,401,000 32,462,685
b
Secured Note , 144A, FRN , 5.086% , ( SOFR Index + 0.7% ),
6/11/27 ......................................... United States 30,442,000 30,498,029
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 21,220,000 21,504,808
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 4.948% , ( SOFR Index + 0.58% ),
1/16/26 ......................................... United States 33,763,000 33,823,764
Secured Note , 144A, FRN , 5.023% , ( SOFR + 0.66% ), 7/25/28 United States 26,585,000 26,649,327
Senior Secured Note , 144A, FRN , 5.045% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 47,790,000 47,995,813
Senior Secured Note , 144A, FRN , 5.243% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 22,555,000 22,780,531
a
Northwestern Mutual Global Funding , Secured Note , 144A,
5.07% , 3/25/27 ................................... United States 14,344,000 14,510,733
a ,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 5.256% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,651,215
a
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 9,381,000 9,402,674
a
Protective Life Global Funding ,
b
Secured Note , 144A, FRN , 5.071% , ( SOFR + 0.7% ), 4/10/26 United States 28,438,000 28,490,634
Secured Note , 144A, 4.992% , 1/12/27 .................. United States 14,470,000 14,581,650
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 28,010,000 28,031,892
643,098,034
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,780,046
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 18,535,321
Machinery 0.7%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5.6% , 8/08/25 ..................... Germany 23,295,000 23,298,835
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 15,725,000 15,841,892
b
Senior Note , 144A, FRN , 5.259% , ( SOFR + 0.96% ), 9/25/27 . Germany 24,088,000 24,161,695
b
Senior Note , 144A, FRN , 5.209% , ( SOFR + 0.84% ), 1/13/28 . Germany 13,552,000 13,569,553
76,871,975
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Note , 144A, 1.625% , 9/01/25 ................... Australia 5,650,000 5,635,053
b
Senior Note , 144A, FRN , 5.126% , ( SOFR Index + 0.75% ),
10/01/26 ........................................ Australia 18,325,000 18,347,283
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.224% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,726,772
37,709,108

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
Senior Bond , 3.9% , 10/01/25 ......................... United States 11,046,000 $ 11,032,272
Senior Note , 4.6% , 5/15/28 .......................... United States 11,190,000 11,238,618
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 5,610,000 5,662,297
NiSource, Inc. , Senior Note , 0.95% , 8/15/25 ...............
United States 31,481,000 31,440,061
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,498,770
72,872,018
Office REITs 0.4%
Boston Properties LP , Senior Bond , 3.65% , 2/01/26 ..........
United States 46,796,000 46,550,769
Oil, Gas & Consumable Fuels 1.3%
b
Chevron USA, Inc. , Senior Note , FRN , 4.864% , ( SOFR Index +
0.47% ), 2/26/28 ................................... United States 18,155,000 18,257,159
Devon Energy Corp. , Senior Bond , 5.85% , 12/15/25 .........
United States 46,135,000 46,205,464
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 12,270,000 12,270,657
ONEOK, Inc. ,
Senior Note , 5.55% , 11/01/26 ........................ United States 25,150,000 25,420,905
Senior Note , 5.65% , 11/01/28 ........................ United States 2,243,000 2,314,661
Plains All American Pipeline LP / PAA Finance Corp. , Senior
Bond , 4.65% , 10/15/25 .............................. United States 31,677,000 31,668,898
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.875% ,
6/30/26 ......................................... United States 1,146,000 1,151,590
137,289,334
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.4% , 6/30/28 ....... United States 7,815,000 7,831,375
Personal Care Products 0.2%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 18,000,000 18,082,617
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. ,
Senior Note , 4.95% , 2/20/26 ......................... United States 14,440,000 14,486,891
Senior Note , 4.9% , 2/22/27 .......................... United States 9,625,000 9,725,447
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% ,
5/19/26 ......................................... United States 45,525,000 45,554,852
69,767,190
Residential REITs 0.5%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,647,808
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 9,078,000 8,996,879
50,644,687
Retail REITs 0.6%
Realty Income Corp. ,
Senior Note , 5.05% , 1/13/26 ......................... United States 9,393,000 9,389,161
Senior Note , 0.75% , 3/15/26 ......................... United States 24,297,000 23,713,533
Senior Note , 4.875% , 6/01/26 ........................ United States 36,334,000 36,378,774
69,481,468
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Note , 5.05% , 7/12/27 ......................... United States 20,679,000 20,930,994

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc., (continued)
Senior Note , 4.8% , 4/15/28 .......................... United States 13,762,000 $ 13,922,381
34,853,375
Software 0.6%
Oracle Corp. ,
Senior Note , 1.65% , 3/25/26 ......................... United States 22,760,000 22,316,219
b
Senior Note , FRN , 5.166% , ( SOFR + 0.76% ), 8/03/28 ...... United States 27,827,000 28,013,333
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 6,350,000 6,362,182
56,691,734
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.375% , 10/15/26 ....................... United States 6,726,000 6,637,347
Senior Note , 1.3% , 9/15/25 .......................... United States 5,467,000 5,442,888
b
Public Storage Operating Co. , Senior Note , FRN , 5.068% , ( SOFR
Index + 0.7% ), 4/16/27 .............................. United States 36,921,000 36,999,456
49,079,691
Specialty Retail 0.1%
b
Home Depot, Inc. (The) , Senior Note , FRN , 4.629% , ( SOFR +
0.33% ), 12/24/25 .................................. United States 16,071,000 16,083,770
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.9% , 10/15/25 ..
United States 45,389,000 45,391,075
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note , 5% , 11/17/25 ........................... United States 11,382,000 11,395,728
Senior Note , 4.375% , 11/01/27 ....................... United States 24,295,000 24,319,465
b
Senior Note , FRN , 5.192% , ( SOFR + 0.83% ), 4/28/28 ...... United States 45,700,000 45,991,650
81,706,843
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
Senior Note , 2.875% , 1/15/26 ........................ United States 27,535,000 27,298,623
Senior Note , 5.3% , 6/25/26 .......................... United States 28,570,000 28,710,044
56,008,667
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 7,402,000 7,377,086
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 9,050,000 9,118,932
16,496,018
Total Corporate Bonds (Cost $ 8,541,707,836 ) .................................
8,575,226,054
Foreign Government and Agency Securities 0.1%
a
Electricite de France SA , Senior Bond , 144A, 3.625% , 10/13/25 France 8,885,000 8,861,504
Total Foreign Government and Agency Securities (Cost $ 8,855,988 ) .............
8,861,504
U.S. Government and Agency Securities 0.9%
U.S. Treasury Notes ,
5%, 9/30/25 ..................................... United States 47,268,000 47,311,686

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.875%, 4/30/26 .................................. United States 48,372,000 $ 48,589,059
Total U.S. Government and Agency Securities (Cost $ 95,604,228 ) ...............
95,900,745
Asset-Backed Securities 3.4%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2023-1 , A3 , 5.02% , 6/20/28 .......................... United States 5,673,534 5,696,951
2023-2 , A2A , 5.72% , 3/22/27 ......................... United States 1,950,707 1,953,990
c
2025-1 , A2B , FRN , 4.788% , ( 30-day SOFR Average + 0.44% ),
1/20/28 ......................................... United States 13,962,000 13,973,203
21,624,144
a a a a a a
Banks 0.2%
Capital One Multi-Asset Execution Trust , 2022-A3 , A , 4.95% ,
10/15/27 . ........................................ United States 15,735,000 15,749,209
Consumer Finance 2.6%
American Express Credit Account Master Trust , 2022-4 , A , 4.95% ,
10/15/27 . ........................................ United States 14,150,000 14,161,657
BA Credit Card Trust ,
2022-A2 , A2 , 5% , 4/15/28 ........................... United States 19,000,000 19,027,966
2024-A1 , A , 4.93% , 5/15/29 .......................... United States 18,633,000 18,865,872
Capital One Prime Auto Receivables Trust ,
2022-1 , A3 , 3.17% , 4/15/27 .......................... United States 1,697,284 1,690,392
2023-1 , A3 , 4.87% , 2/15/28 .......................... United States 5,869,876 5,881,457
2024-1 , A2A , 4.61% , 10/15/27 ........................ United States 7,121,930 7,122,532
Carvana Auto Receivables Trust , 2022-P2 , A3 , 4.13% , 4/12/27 . .
United States 660,653 660,413
Discover Card Execution Note Trust , 2022-A4 , A , 5.03% ,
10/15/27 . ........................................ United States 21,656,000 21,680,595
GM Financial Consumer Automobile Receivables Trust ,
2022-2 , A3 , 3.1% , 2/16/27 ........................... United States 2,434,113 2,427,704
2022-3 , A3 , 3.64% , 4/16/27 .......................... United States 6,666,525 6,654,031
2023-2 , A3 , 4.47% , 2/16/28 .......................... United States 14,611,212 14,629,529
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 10,848,000 10,894,460
c
2024-4 , A2B , FRN , 4.743% , ( 30-day SOFR Average + 0.4% ),
10/18/27 ........................................ United States 6,202,803 6,206,443
a
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 19,535,000 19,525,071
Harley-Davidson Motorcycle Trust ,
2024-A , A2 , 5.65% , 2/16/27 .......................... United States 1,898,574 1,900,532
c
2025-A , A2B , FRN , 5% , ( 30-day SOFR Average + 0.66% ),
7/17/28 ......................................... United States 16,250,000 16,295,571
Hyundai Auto Receivables Trust ,
2023-A , A3 , 4.58% , 4/15/27 .......................... United States 7,368,136 7,369,375
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 31,118,565 31,313,946
2023-C , A2A , 5.8% , 1/15/27 .......................... United States 991,988 992,623
c
2024-A , A2B , FRN , 4.76% , ( 30-day SOFR Average + 0.42% ),
4/15/27 ......................................... United States 1,530,001 1,530,630
c
2024-C , A2B , FRN , 4.74% , ( 30-day SOFR Average + 0.4% ),
9/15/27 ......................................... United States 6,962,344 6,966,584
c
2025-B , A2B , FRN , 4.72% , ( 30-day SOFR Average + 0.38% ),
8/15/28 ......................................... United States 12,500,000 12,512,704
Nissan Auto Receivables Owner Trust ,
2022-B , A3 , 4.46% , 5/17/27 .......................... United States 3,403,757 3,401,992
c
2025-A , A2B , FRN , 4.79% , ( 30-day SOFR Average + 0.45% ),
2/15/28 ......................................... United States 19,786,000 19,815,841

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Toyota Auto Receivables Owner Trust ,
2022-C , A3 , 3.76% , 4/15/27 .......................... United States 1,676,208 $ 1,671,559
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 8,784,571 8,799,945
c
2024-D , A2B , FRN , 4.73% , ( 30-day SOFR Average + 0.39% ),
8/16/27 ......................................... United States 4,261,339 4,263,047
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 12,945,000 12,992,753
279,255,224
a a a a a a
Financial Services 0.4%
c
Ameriquest Mortgage Securities, Inc. ,
2004-R5 , M1 , FRN , 5.337% , ( 1-month SOFR + 0.984% ),
7/25/34 ......................................... United States 57,105 56,850
2005-R9 , M1 , FRN , 5.172% , ( 1-month SOFR + 0.819% ),
11/25/35 ........................................ United States 2,379,721 2,348,186
a ,c
BofA Auto Trust , 2025-1A , A2B , 144A, FRN , 4.898% , ( 30-day
SOFR Average + 0.55% ), 11/22/27 . .................... United States 4,500,000 4,505,812
a ,c
BRAVO Residential Funding Trust , 2021-HE1 , A1 , 144A, FRN ,
5.1% , ( 30-day SOFR Average + 0.75% ), 1/25/70 . .......... United States 2,850,037 2,847,981
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 1,958,369 1,954,456
c
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 4.657% ,
( 1-month SOFR + 0.304% ), 6/25/37 . ................... United States 1,094,352 1,083,132
a
Chase Auto Owner Trust , 2024-3A , A2 , 144A, 5.53% , 9/27/27 . .. United States 4,371,943 4,382,093
a
Citizens Auto Receivables Trust , 2024-1 , A2A , 144A, 5.43% ,
10/15/26 . ........................................ United States 1,450,026 1,450,452
c
First Frankin Mortgage Loan Trust , 2006-FF3 , A2C , FRN , 5.047% ,
( 1-month SOFR + 0.694% ), 2/25/36 . ................... United States 23,900 23,918
c
First Franklin Mortgage Loan Trust , 2006-FF7 , 1A , FRN , 4.747% ,
( 1-month SOFR + 0.394% ), 5/25/36 . ................... United States 954,188 949,837
Honda Auto Receivables Owner Trust ,
2023-1 , A3 , 5.04% , 4/21/27 .......................... United States 3,974,279 3,982,285
2023-4 , A2 , 5.87% , 6/22/26 .......................... United States 23,069 23,074
2024-4 , A2 , 4.56% , 3/15/27 .......................... United States 7,938,291 7,939,923
a
Huntington Auto Trust , 2024-1A , A2 , 144A, 5.5% , 3/15/27 . ..... United States 1,904,160 1,905,404
c
Long Beach Mortgage Loan Trust ,
2004-1 , M1 , FRN , 5.217% , ( 1-month SOFR + 0.864% ), 2/25/34 United States 165,341 164,097
2005-2 , M5 , FRN , 5.442% , ( 1-month SOFR + 1.089% ), 4/25/35 United States 281,744 280,473
c
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 5.107% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 2,209,250 2,189,646
c
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.907% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 175,284 173,950
c
RASC Trust ,
2005-KS1 , M2 , FRN , 5.592% , ( 1-month SOFR + 0.864% ),
2/25/35 ......................................... United States 475,537 471,618
2006-KS3 , M1 , FRN , 4.962% , ( 1-month SOFR + 0.444% ),
4/25/36 ......................................... United States 396,987 393,933
c
Securitized Asset-Backed Receivables LLC Trust , 2006-CB1 ,
AV1 , FRN , 3.237% , ( 1-month SOFR + 0.594% ), 1/25/36 . .... United States 118,046 117,849
a
SFS Auto Receivables Securitization Trust , 2024-1A , A2 , 144A,
5.35% , 6/21/27 . ................................... United States 121,909 121,942
c
Soundview Home Loan Trust , 2005-OPT3 , M1 , FRN , 5.172% ,
( 1-month SOFR + 0.819% ), 11/25/35 . ................... United States 520,072 517,245
c
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-
NC2 , M5 , FRN , 5.397% , ( 1-month SOFR + 1.044% ), 5/25/35 . United States 435,859 472,633
a
Toyota Auto Loan Extended Note Trust , 2021-1A , A , 144A, 1.07% ,
2/27/34 . ......................................... United States 9,021,000 8,847,003

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 13,759,000 $ 13,767,140
60,970,932
a a a a a a
Total Asset-Backed Securities (Cost $ 377,101,920 ) ............................
377,599,509
Residential Mortgage-Backed Securities 2.3%
Financial Services 2.3%
a ,d
Angel Oak Mortgage Trust ,
2019-5 , A1 , 144A, FRN , 2.593% , 10/25/49 ............... United States 254,020 250,602
2020-3 , A1 , 144A, FRN , 1.691% , 4/25/65 ................ United States 5,961,211 5,630,530
a ,d
Arroyo Mortgage Trust ,
2019-2 , A1 , 144A, FRN , 3.347% , 4/25/49 ................ United States 2,144,165 2,064,541
2019-3 , A1 , 144A, FRN , 2.962% , 10/25/48 ............... United States 3,007,948 2,854,281
a
BRAVO Residential Funding Trust ,
d
2020-NQM1 , A1 , 144A, FRN , 1.449% , 5/25/60 ............ United States 1,492,962 1,454,877
d
2021-NQM1 , A1 , 144A, FRN , 0.941% , 2/25/49 ............ United States 2,076,202 1,932,726
d
2021-NQM2 , A1 , 144A, FRN , 0.97% , 3/25/60 ............. United States 2,076,754 2,016,994
2023-NQM4 , A1 , 144A, 6.435% , 5/25/63 ................ United States 11,147,197 11,193,386
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 8,630,012 8,648,123
a ,d
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,536,875 1,407,483
a
CSMC Trust ,
2019-NQM1 , A1 , 144A, 3.656% , 10/25/59 ............... United States 1,283,973 1,262,987
d
2020-AFC1 , A1 , 144A, FRN , 3.24% , 2/25/50 ............. United States 5,445,172 5,183,222
a
Ellington Financial Mortgage Trust ,
d
2019-2 , A1 , 144A, FRN , 2.739% , 11/25/59 ............... United States 1,450,892 1,374,260
d
2020-2 , A1 , 144A, FRN , 1.178% , 10/25/65 ............... United States 826,020 773,289
2024-INV1 , A1A , 144A, 6.557% , 3/25/69 ................ United States 2,813,675 2,845,588
a ,c
FNMA Connecticut Avenue Securities Trust , 2025-R04 , 1A1 ,
144A, FRN , 5.35% , ( 30-day SOFR Average + 1% ), 5/25/45 .. United States 2,580,467 2,581,874
a ,d
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,678,975 1,517,275
a ,d
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 1,264,350 1,224,578
a ,d
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 859,287 809,209
a
Imperial Fund Mortgage Trust ,
2022-NQM2 , A1 , 144A, 3.638% , 3/25/67 ................ United States 6,528,038 6,220,464
2023-NQM1 , A1 , 144A, 5.941% , 2/25/68 ................ United States 8,401,282 8,394,046
a ,d
MFA Trust ,
2020-NQM1 , A1 , 144A, FRN , 2.479% , 3/25/65 ............ United States 673,585 648,473
2021-NQM1 , A1 , 144A, FRN , 1.153% , 4/25/65 ............ United States 3,333,020 3,113,390
a
New Residential Mortgage Loan Trust ,
c
2018-4A , A1S , 144A, FRN , 5.217% , ( 1-month SOFR + 0.864% ),
1/25/48 ......................................... United States 2,206,809 2,165,093
d
2019-NQM4 , A1 , 144A, FRN , 2.492% , 9/25/59 ............ United States 1,238,893 1,181,140
d
2020-NQM1 , A1 , 144A, FRN , 2.464% , 1/26/60 ............ United States 912,274 858,589
a
OBX Trust ,
d
2020-EXP2 , A3 , 144A, FRN , 2.5% , 5/25/60 .............. United States 8,867,562 7,473,948
d
2020-EXP2 , A8 , 144A, FRN , 3% , 5/25/60 ................ United States 843,116 735,730
c
2020-EXP3 , 2A1 , 144A, FRN , 5.367% , ( 1-month SOFR +
1.014% ), 1/25/60 .................................. United States 181,470 180,487
a ,d
SG Residential Mortgage Trust ,
2019-3 , A1 , 144A, FRN , 2.703% , 9/25/59 ................ United States 4,963 4,943
2022-1 , A1 , 144A, FRN , 3.166% , 3/27/62 ................ United States 2,337,449 2,166,316
a ,d
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 2,944,183 2,748,574
a ,d
Starwood Mortgage Residential Trust ,
2021-4 , A1 , 144A, FRN , 1.162% , 8/25/56 ................ United States 6,400,686 5,582,250
2022-2 , A1 , 144A, FRN , 3.163% , 2/25/67 ................ United States 6,230,729 5,918,822

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,c
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 29,235,000 $ 29,379,026
2024-5 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
8/04/25 ......................................... United States 35,640,000 35,656,965
2025-1 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 37,853,000 37,861,608
2025-3 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 37,820,000 37,820,000
a
Towd Point Mortgage Trust ,
d
2018-1 , A1 , 144A, FRN , 3% , 1/25/58 ................... United States 1,070,657 1,058,169
c
2019-HY1 , A1 , 144A, FRN , 5.467% , ( 1-month SOFR + 1.114% ),
10/25/48 ........................................ United States 2,189,442 2,195,160
c
2019-HY2 , A1 , 144A, FRN , 5.467% , ( 1-month SOFR + 1.114% ),
5/25/58 ......................................... United States 298,551 305,620
d
2022-SJ1 , A1B , 144A, FRN , 3.612% , 3/25/62 ............. United States 2,756,336 2,688,993
249,383,631
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 254,985,252 ) ..............
249,383,631
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
FHLMC ,
3316 , CD , 5.5% , 5/15/37 ............................ United States 16,402 16,851
3539 , PM , 4.5% , 5/15/37 ............................ United States 3,821 3,727
3611 , Strip , 7/15/34 ................................ United States 12,334 10,893
3724 , CM , 5.5% , 6/15/37 ............................ United States 42,554 44,343
FNMA ,
c
2005-63 , FC , FRN , 4.714% , ( 30-day SOFR Average + 0.364% ),
10/25/31 ........................................ United States 143,174 142,120
c
2006-74 , FL , FRN , 4.814% , ( 30-day SOFR Average + 0.464% ),
8/25/36 ......................................... United States 51,786 51,243
2010-81 , AP , 2.5% , 7/25/40 .......................... United States 9,065 8,641
c
2010-90 , GF , FRN , 4.964% , ( 30-day SOFR Average + 0.614% ),
8/25/40 ......................................... United States 141,281 140,391
2011-60 , PA , 4% , 10/25/39 ........................... United States 3,114 2,916
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 3,070 3,017
424,142
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 431,488 ) .........
424,142
Total Long Term Investments (Cost $ 9,278,686,712 ) ...........................
9,307,395,585
a
Short Term Investments 14.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.9%
Intesa Sanpaolo SpA ,
5% , 10/10/25 ...................................... Italy 22,580,000 22,592,731
5.05% , 1/13/26 ..................................... Italy 46,029,000 46,087,567

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit
(continued)
Intesa Sanpaolo SpA, (continued)
5.3% , 8/18/25 ...................................... Italy 25,000,000 $ 25,008,668
93,688,966
Total Certificates of Deposit (Cost $ 93,609,000 ) ...............................
93,688,966
a a a
Commercial Papers 13.5%
e
AES Corp. (The) , 4 .76% , 8/01/25 ....................... United States 69,816,000 69,806,763
a ,e
Agree LP , 144A, 4 .77% , 8/01/25 ........................ United States 25,249,000 25,245,657
a ,e
Air Lease Corp. ,
144A, 4 .81% , 8/20/25 ................................ United States 34,885,000 34,792,105
144A, 4 .69% , 8/05/25 ................................ United States 15,143,000 15,133,133
49,925,238
a ,e
Alexandria Real Estate Equities, Inc. ,
144A, 4 .53% , 8/01/25 ................................ United States 30,000,000 29,996,223
144A, 4 .56% , 8/08/25 ................................ United States 38,445,000 38,406,121
68,402,344
a ,e
Alimentation Couche-Tard, Inc. ,
144A, 4 .66% , 8/19/25 ................................ Canada 21,077,000 21,025,313
144A, 4 .61% , 8/06/25 ................................ Canada 28,259,000 28,237,300
144A, 4 .64% , 8/14/25 ................................ Canada 20,041,000 20,004,904
69,267,517
a ,e
AutoNation, Inc. , 144A, 4 .99% , 8/01/25 ................... United States 111,510,000 111,494,534
e
AvalonBay Communities, Inc. , 4 .54% , 8/07/25 .............. United States 25,008,000 24,985,923
a ,e
Bayer Corp. , 144A, 4 .7% , 7/20/26 ....................... United States 53,930,000 51,545,830
a ,e
Bell Canada Holdings, Inc. ,
144A, 4 .46% , 8/21/25 ................................ Canada 20,000,000 19,948,058
144A, 4 .47% , 8/28/25 ................................ Canada 25,625,000 25,536,145
45,484,203
e
Boston Properties LP ,
a
144A, 4 .57% , 8/06/25 ................................ United States 34,210,000 34,183,959
a
144A, 4 .59% , 8/11/25 ................................ United States 8,625,000 8,612,924
4 .62% , 9/03/25 ..................................... United States 12,000,000 11,947,852
54,744,735
a ,e
Cabot Corp. , 144A, 4 .5% , 8/05/25 ....................... United States 15,293,000 15,283,454
a ,e
Charles Schwab Corp. (The) , 144A, 4 .4% , 11/14/25 .......... United States 26,645,000 26,304,141
e
CRH America Finance, Inc. ,
a
144A, 4 .59% , 9/02/25 ................................ United States 7,190,000 7,159,873
4 .65% , 10/16/25 .................................... United States 13,000,000 12,872,058
20,031,931
e
Crown Castle International Corp. , 4 .96% , 8/05/25 ........... United States 7,200,000 7,195,043
e
CVS Health Corp. ,
4 .81% , 8/01/25 ..................................... United States 34,266,000 34,261,426
4 .83% , 8/04/25 ..................................... United States 32,653,000 32,635,501
4 .85% , 8/08/25 ..................................... United States 8,769,000 8,759,550
5 .02% , 9/08/25 ..................................... United States 6,000,000 5,967,545
5 .08% , 9/25/25 ..................................... United States 21,690,000 21,519,859
103,143,881
a ,e
Energy Transfer LP , 144A, 4 .52% , 8/01/25 ................. United States 50,950,000 50,943,601

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a ,e
Essex Portfolio LP , 144A, 4 .54% , 8/07/25 ................. United States 32,025,000 $ 31,996,728
a ,e
FMC Corp. , 144A, 5 .11% , 8/01/25 ....................... United States 32,800,000 32,795,342
e
General Motors Financial Co., Inc. , 4 .56% , 9/08/25 .......... United States 17,760,000 17,672,786
e
Intercontinental Exchange, Inc. ,
4 .64% , 8/08/25 ..................................... United States 20,000,000 19,979,405
4 .61% , 8/11/25 ..................................... United States 20,215,000 20,186,568
40,165,973
a ,e
Marriott International, Inc. , 144A, 4 .6% , 9/09/25 ............. United States 12,940,000 12,874,245
e
Mid-America Apartments LP ,
a
144A, 4 .52% , 8/01/25 ................................ United States 21,501,000 21,498,300
4 .53% , 8/04/25 ..................................... United States 22,635,000 22,623,603
4 .56% , 8/12/25 ..................................... United States 27,133,000 27,091,801
71,213,704
e
ONEOK, Inc. ,
a
144A, 4 .67% , 8/05/25 ................................ United States 17,080,000 17,068,929
4 .66% , 8/06/25 ..................................... United States 21,493,000 21,476,313
4 .65% , 8/07/25 ..................................... United States 15,644,000 15,629,854
54,175,096
a ,e
Oracle Corp. ,
144A, 4 .56% , 8/22/25 ................................ United States 24,935,000 24,865,648
144A, 4 .56% , 8/28/25 ................................ United States 25,625,000 25,534,459
50,400,107
e
Ovintiv, Inc. , 4 .99% , 8/05/25 ........................... United States 13,739,000 13,729,489
e
Penske Truck Leasing Co. LP ,
4 .6% , 8/01/25 ...................................... United States 14,375,000 14,373,161
4 .62% , 8/06/25 ..................................... United States 30,849,000 30,825,262
4 .71% , 8/19/25 ..................................... United States 14,749,000 14,712,442
59,910,865
a ,e
Phillips 66 , 144A, 4 .62% , 9/02/25 ....................... United States 29,866,000 29,740,025
e
Plains All American Pipeline LP ,
a
144A, 4 .53% , 8/04/25 ................................ United States 26,308,000 26,294,754
a
144A, 4 .54% , 8/05/25 ................................ United States 25,000,000 24,984,255
4 .54% , 8/06/25 ..................................... United States 21,164,000 21,147,996
72,427,005
e
Protective Life Corp. , 4 .58% , 8/14/25 ..................... United States 18,811,000 18,777,524
a ,e
Targa Resources Corp. ,
144A, 4 .86% , 8/01/25 ................................ United States 51,560,000 51,553,045
144A, 4 .93% , 8/18/25 ................................ United States 26,275,000 26,210,442
77,763,487
e
UDR, Inc. ,
a
144A, 4 .59% , 8/21/25 ................................ United States 41,790,000 41,678,400
a
144A, 4 .54% , 8/05/25 ................................ United States 25,936,000 25,919,665
4 .59% , 8/19/25 ..................................... United States 33,910,000 33,828,114
101,426,179
Total Commercial Papers (Cost $ 1,479,047,822 ) ...............................
1,478,873,350

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.0%
†
f,g
Putnam Short Term Investment Fund , Class P , 4.558% ....... United States 3,928 $ 3,928
Total Management Investment Companies (Cost $ 3,928 ) .......................
3,928
Principal
Amount
*
Repurchase Agreements 0.2%
h
Tri-party Repurchase Agreement , 4.55% , 8/01/25 (Maturity Value
$ 25,003,160 )
RBC Capital Markets, LLC (perpetual maturity)
Collateralized by Corporate Debt Securities, 1.99% - 7.5%,
9/15/27 - 1/19/55 (valued at $ 26,254,133 ) ............... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $ 25,000,000 ) .............................
25,000,000
Total Short Term Investments (Cost $ 1,597,660,750 ) ...........................
1,597,566,244
a
Total Investments (Cost $ 10,876,347,462 ) 99.7% ..............................
$10,904,961,829
Other Assets, less Liabilities 0.3% ...........................................
31,369,709
Net Assets 100.0% .........................................................
$10,936,331,538
a a a
See Abbreviations on page 40 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $4,255,301,409, representing 38.9% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(b) regarding repurchase agreement.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Ultra
Short Duration
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,851,343,534
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 3,928
Cost - Unaffiliated repurchase agreements ...................................................... 25,000,000
Value - Unaffiliated issuers .................................................................. $10,879,957,901
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 3,928
Value - Unaffiliated repurchase agreements ...................................................... 25,000,000
Cash .................................................................................... 444,986
Receivables:
Capital shares sold ........................................................................ 21,970,019
Dividends and interest ..................................................................... 86,417,808
Prepaid expenses .......................................................................... 532,891
Total assets .......................................................................... 11,014,327,533
Liabilities:
Payables:
Investment securities purchased .............................................................. 45,204,797
Capital shares redeemed ................................................................... 24,522,090
Management fees ......................................................................... 1,897,038
Administrative fees ........................................................................ 12,665
Distribution fees .......................................................................... 291,063
Transfer agent fees ........................................................................ 1,215,668
Trustees' fees and expenses ................................................................. 392,761
Distributions to shareholders ................................................................. 3,705,187
Accrued expenses and other liabilities ........................................................... 754,726
Total liabilities ......................................................................... 77,995,995
Net assets, at value ................................................................. $10,936,331,538
Net assets consist of:
Paid-in capital ............................................................................. $10,928,280,350
Total distributable earnings (losses) ............................................................. 8,051,188
Net assets, at value ................................................................. $10,936,331,538

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short Duration
Income Fund
Class A:
Net assets, at value ....................................................................... $3,329,237,491
Shares outstanding ........................................................................ 328,717,936
Net asset value per share
a ,b
.................................................................. $10.13
Class C:
Net assets, at value ....................................................................... $13,671,502
Shares outstanding ........................................................................ 1,351,394
Net asset value and maximum offering price per share
a ,b
............................................ $10.12
Class N:
Net assets, at value ....................................................................... $8,264,236
Shares outstanding ........................................................................ 816,848
Net asset value and maximum offering price per share
b
............................................. $10.12
Maximum offering price per share (net asset value per share ÷ 98 .00% )
b
................................ $10.33
Class R:
Net assets, at value ....................................................................... $3,804,625
Shares outstanding ........................................................................ 376,261
Net asset value and maximum offering price per share
b
............................................. $10.11
Class R6:
Net assets, at value ....................................................................... $1,028,506,031
Shares outstanding ........................................................................ 101,424,603
Net asset value and maximum offering price per share
b
............................................. $10.14
Class Y:
Net assets, at value ....................................................................... $6,552,847,653
Shares outstanding ........................................................................ 646,332,738
Net asset value and maximum offering price per share
b
............................................. $10.14
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Ultra
Short Duration
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $2,113,107
Interest:
Unaffiliated issuers ........................................................................ 518,121,513
Total investment income ................................................................... 520,234,620
Expenses:
Management fees (Note 3 a ) ................................................................... 26,456,864
Administrative fees (Note 3 b ) .................................................................. 155,799
Distribution fees: (Note 3c )
Class A ................................................................................ 3,135,806
Class C ................................................................................ 60,071
Class N ................................................................................ 17,711
Class R ................................................................................ 18,473
Transfer agent fees: (Note 3e )
Class A ................................................................................ 2,368,146
Class C ................................................................................ 9,261
Class N ................................................................................ 5,463
Class R ................................................................................ 2,844
Class R6 ............................................................................... 281,526
Class Y ................................................................................ 4,747,630
Custodian fees (Note 4 ) ...................................................................... 110,644
Reports to shareholders fees .................................................................. 409,612
Registration and filing fees .................................................................... 504,376
Professional fees ........................................................................... 917,858
Trustees' fees and expenses (Note 3 f ) ........................................................... 389,285
Interest expense ........................................................................... 1,398
Other .................................................................................... 123,091
Total expenses ......................................................................... 39,715,858
Expense reductions (Note 4 ) ............................................................... (31,988)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (5,123,922)
Net expenses ......................................................................... 34,559,948
Net investment income ................................................................ 485,674,672
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,554,428
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,099,214
Net realized and unrealized gain (loss) ............................................................ 15,653,642
Net increase (decrease) in net assets resulting from operations .......................................... $501,328,314

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra Short Duration Income Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $485,674,672 $528,039,403
Net realized gain (loss) ................................................. 8,554,428 4,172,007
Net change in unrealized appreciation (depreciation) ........................... 7,099,214 73,784,410
Net increase (decrease) in net assets resulting from operations ................ 501,328,314 605,995,820
Distributions to shareholders:
Class A ............................................................. (150,196,941) (151,750,315)
Class C ............................................................. (527,956) (518,229)
Class N ............................................................. (327,759) (492,125)
Class R ............................................................. (161,842) (199,223)
Class R6 ............................................................ (27,582,211) (27,226,303)
Class Y ............................................................. (307,421,257) (347,928,224)
Total distributions to shareholders .......................................... (486,217,966) (528,114,419)
Capital share transactions: (Note 2 )
Class A ............................................................. 407,570,037 (147,614,921)
Class C ............................................................. 2,178,224 49,495
Class N ............................................................. (667,895) (1,986,064)
Class R ............................................................. 417,550 (1,159,239)
Class R6 ............................................................ 541,813,497 (32,626,723)
Class Y ............................................................. 329,462,996 (933,730,800)
Total capital share transactions ............................................ 1,280,774,409 (1,117,068,252)
Net increase (decrease) in net assets ................................... 1,295,884,757 (1,039,186,851)
Net assets:
Beginning of year ....................................................... 9,640,446,781 10,679,633,632
End of year ........................................................... $10,936,331,538 $9,640,446,781

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Ultra Short Duration Income Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Ultra Short Duration Income Fund (Fund) is included in this
report. The Fund offers six classes of shares: Class A, Class
C, Class N, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 31, 2025.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 169,221,123 $1,712,881,390 109,694,821 $1,105,039,398
Shares issued in reinvestment of distributions .......... 14,646,367 148,291,399 14,870,421 149,832,137
Shares redeemed ............................... (143,618,484) (1,453,602,752) (139,251,997) (1,402,486,456)
Net increase (decrease) .......................... 40,249,006 $407,570,037 (14,686,755) $(147,614,921)
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 802,791 $8,116,065 566,464 $5,700,219
Shares issued in reinvestment of distributions .......... 51,779 523,700 51,039 513,719
Shares redeemed
a
.............................. (639,101) (6,461,541) (612,890) (6,164,443)
Net increase (decrease) .......................... 215,469 $2,178,224 4,613 $49,495
Class N Shares:
Shares sold ................................... 507,591 $5,130,947 347,227 $3,494,343
Shares issued in reinvestment of distributions .......... 32,472 328,452 48,837 491,428
Shares redeemed ............................... (605,954) (6,127,294) (593,433) (5,971,835)
Net increase (decrease) .......................... (65,891) $(667,895) (197,369) $(1,986,064)
Class R Shares:
Shares sold ................................... 203,922 $2,059,391 138,321 $1,389,020
Shares issued in reinvestment of distributions .......... 16,013 161,842 19,500 196,127
Shares redeemed ............................... (178,487) (1,803,683) (272,937) (2,744,386)
Net increase (decrease) .......................... 41,448 $417,550 (115,116) $(1,159,239)
Class R6 Shares:
Shares sold ................................... 79,819,988 $808,165,223 23,551,420 $237,281,344
Shares issued in reinvestment of distributions .......... 1,793,333 18,178,857 1,503,960 15,174,430
Shares redeemed ............................... (28,066,877) (284,530,583) (28,266,356) (285,082,497)
Net increase (decrease) .......................... 53,546,444 $541,813,497 (3,210,976) $(32,626,723)
Class Y Shares:
Shares sold ................................... 376,810,817 $3,817,782,649 331,133,350 $3,337,315,668
Shares issued in reinvestment of distributions .......... 26,934,189 272,972,817 30,464,281 307,234,628
Shares redeemed ............................... (371,239,903) (3,761,292,470) (454,207,401) (4,578,281,096)
Net increase (decrease) .......................... 32,505,103 $329,462,996 (92,609,770) $(933,730,800)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.264% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R, Class N and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.10%
Class C ................................................................... 1.00% 0.50%
Class N ................................................................... 0.25% 0.25%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $321
CDSC retained .............................................................................. $754
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
March 30, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.28% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended July 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the Fund utilized $8,554,054 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $— $2,543,800,901 $(2,543,796,973) $— $— $3,928 3,928 $2,113,107
Total Affiliated Securities ... $— $2,543,800,901 $(2,543,796,973) $— $— $3,928 $2,113,107
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 12,790,008
Long term ................................................................................ 7,419,191
Total capital loss carryforwards ............................................................... $20,209,199
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$6,165,366,396 and $4,701,609,792, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $486,217,966 $528,114,419
Cost of investments .......................................................................... $10,876,347,462
Unrealized appreciation ........................................................................ $36,901,581
Unrealized depreciation ........................................................................ (8,287,214)
Net unrealized appreciation (depreciation) .......................................................... $28,614,367
Distributable earnings:
Undistributed ordinary income ................................................................... $3,351,205
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Putnam Ultra Short Duration Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 8,575,226,054 $ — $ 8,575,226,054
Foreign Government and Agency Securities .... — 8,861,504 — 8,861,504
U.S. Government and Agency Securities ....... — 95,900,745 — 95,900,745
Asset-Backed Securities ................... — 377,599,509 — 377,599,509
Residential Mortgage-Backed Securities ....... — 249,383,631 — 249,383,631
Agency Commercial Mortgage-Backed Securities — 424,142 — 424,142
Short Term Investments ................... 3,928 1,597,562,316 — 1,597,566,244
Total Investments in Securities ........... $3,928 $10,904,957,901 $— $10,904,961,829
a
For detailed categories, see the accompanying Schedule of Investments.
8. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration Income Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Operating Segments
(continued)

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Ultra Short Duration Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Ultra
Short Duration Income Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of July
31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Annual Report
Putnam Ultra Short Duration Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended July 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $482,638,519

Putnam Funds Trust

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Annual Report
Putnam Ultra Short Duration Income Fund
(unaudited)
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Funds Trust

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Funds Trust

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2026. In addition, Putnam
Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-
related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.24%
of its average net assets through at least November 30, 2026. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the

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Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39200-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 26, 2025